Consolidated Balance Sheets	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Current assets
Cash	¥ 1,252,793	$ 172,390	¥ 48,527
Accounts receivable, net	41,469,595	5,706,406	15,464,417
Advance to suppliers, net	8,086,631	1,112,757	24,238,403
Prepaid expenses and other current assets	167,290	23,020	6,917
Deferred offering cost	7,663,172	1,054,488
Total current assets	58,663,781	8,072,405	39,758,264
Non-current assets
Right-of-use assets, net			728,885
Deferred tax assets, net	1,217,929	167,593	1,304,011
Total non-current assets	1,217,929	167,593	2,032,896
TOTAL ASSETS	59,881,710	8,239,998	41,791,160
Current liabilities
Short-term borrowings	4,700,000	646,742	7,220,000
Accounts payable	18,153,400	2,497,991	17,175,713
Contract liabilities	2,115,522	291,106	896,226
Income tax payable	7,642,696	1,051,670	4,007,990
Accrued expenses and other current liabilities	4,839,631	665,955	1,898,026
Lease liabilities - current			480,813
Total current liabilities	37,451,249	5,153,464	61,822,150
Non-current liabilities
Lease liabilities - non-current			248,072
Total non-current liabilities			248,072
TOTAL LIABILITIES	37,451,249	5,153,464	62,070,222
Commitments and contingencies (Note 11)
Shareholders’ (deficit)/equity
Subscription receivable	(725)	(100)	(725)
Additional paid-in capital	31,500,000	4,334,544
Accumulated deficit	(9,069,539)	(1,248,010)	(20,279,062)
Total shareholders’ (deficit)/equity	22,430,461	3,086,534	(20,279,062)
TOTAL LIABILITIES AND SHAREHOLDERS’ (DEFICIT)/EQUITY	59,881,710	8,239,998	41,791,160
Related parties
Current assets
Amounts due from related parties	24,300	3,344
Current liabilities
Amounts due to related parties			30,143,382
Class A Ordinary Shares
Shareholders’ (deficit)/equity
Ordinary shares, value	631	87	631
Class B Ordinary Shares
Shareholders’ (deficit)/equity
Ordinary shares, value	¥ 94	$ 13	¥ 94